Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 444,757	$ 449,371
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	230,292	242,418
Forward contracts (sell) [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	134,077	132,591
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	34,251	23,883
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	43,271	48,147
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	2,866	2,332
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	330,769	275,268
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	134,060	107,629
Option contracts (sell) [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	122,377	116,401
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	32,226	21,483
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	42,106	28,828
Option contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount		927
Interest rate swap contracts [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 61,800	$ 89,900